Note 16 - Dividend Reinvestment Plan (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)	250,365	186,583	180,424